FAIR VALUE MEASUREMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Redeemable crossover preferred shares issued	1,850,147
Change in fair value of financial instruments	$ 18,017	$ (971)	$ 5,948
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of financial instruments	26,082
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Redeemable crossover preferred put pption	13,000
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Redeemable crossover preferred put pption	$ 39,082